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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21623


                      	Pioneer Equity Opportunity Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  February 28, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

         Pioneer Equity Opportunity Fund
         Schedule of Investments  2/28/06 (unaudited)

Shares                                                        Value
         COMMON STOCK - 95.9 %
         Energy - 2.1 %
         Coal & Consumable Fuels - 0.1 %
3,200    Alpha Natural Resources, Inc. *                   $         68,384
         Integrated Oil & Gas - 0.3 %
1,793    USX-Marathon Group, Inc.                          $       126,586
         Oil & Gas Storage & Transporation - 1.7 %
8,500    Kinder Morgan, Inc.                               $       788,630
         Total Energy                                      $       983,600

         Materials - 20.6 %
         Aluminum - 0.7 %
18,000   Novelis, Inc.                                     $       331,920
         Commodity Chemicals - 3.5 %
11,100   Georgia Gulf Corp. *                              $       318,570
30,723   Lyondell Petrochemicals Co.                               642,725
9,173    NOVA Chemicals Corp.                                      299,407
15,200   Spartech Corp.                                            367,840
                                                           $    1,628,542
         Construction Materials - 0.9 %
6,753    Texas Industries, Inc.                            $       409,637
         Diversified Chemical - 3.0 %
7,585    Ashland, Inc.                                     $       495,073
4,200    FMC Corp. *                                               255,402
30,975   Olin Corp.                                                650,785
                                                           $    1,401,260
         Diversified Metals & Mining - 0.2 %
1,500    Inco, Ltd.                                        $         72,480
         Fertilizers & Agricultural Chemicals - 3.4 %
33,000   The Scotts Miracle-Gro Co.                        $    1,580,370
         Forest Products - 0.8 %
12,247   Louisiana-Pacific Corp.                           $       348,182
         Metal & Glass Containers - 1.5 %
12,000   Crown Cork & Seal Co., Inc. *                     $       219,600
24,006   Owens-Illinois, Inc. *                                    449,872
                                                           $       669,472
         Paper Packaging - 0.5 %
17,173   Smurfit -Stone Container Corp. *                  $       225,310
         Paper Products - 1.6 %
215,000  Abitibi-Consolidated, Inc.                        $       750,350
         Specialty Chemicals - 4.5 %
16,200   Arch Chemicals, Inc.                              $       457,164
7,200    Cytec Industries, Inc.                                    384,048
38,170   RPM, Inc.                                                 688,587
8,500    Sigma-Aldrich Corp.                                       547,485
                                                           $    2,077,284
         Total Materials                                   $    9,494,807

         Capital Goods - 17.6 %
         Aerospace & Defense - 2.6 %
2,400    Ducommun, Inc. *                                  $         53,016
15,279   EDO Corp.                                                 445,077
5,439    Esterline Technologies Corp. *                            226,480
9,118    United Industrial Corp. (b)                               471,036
                                                           $    1,195,609
         Building Products - 2.4 %
34,767   Lennox International, Inc.                        $    1,117,759
         Construction & Farm Machinery & Hvy Trks - 0.9 %
20,592   Wabash National Corp.                             $       411,222
         Electrical Component & Equipment - 3.0 %
2,250    Ametek, Inc.                                      $         96,390
1,000    Franklin Electric Co., Inc. *                               44,850
27,688   Roper Industries, Inc.                                 1,247,898
                                                           $    1,389,138
         Industrial Machinery - 6.1 %
2,800    Albany International Corp.                        $       104,076
19,598   Donaldson Co., Inc.                                       679,267
4,200    Gardner Denver, Inc. *                                    257,712
5,200    Idex Corp.                                                245,700
8,200    ITT Industries, Inc.                                      430,500
12,662   Kaydon Corp.                                              455,832
3,800    Kennametal, Inc.                                          222,224
2,877    Mueller Industries, Inc.                                    94,970
4,550    Parker Hannifin Corp.                                     355,674
                                                           $    2,845,955
         Trading Companies & Distributors - 2.6 %
20,850   Wesco International, Inc. *                       $    1,195,122
         Total Capital Goods                               $    8,154,805

         Media - 2.2 %
         Advertising - 1.7 %
74,885   The Interpublic Group of Companies, Inc. *        $       775,809
         Publishing - 0.5 %
2,700    Getty Images, Inc. *                              $       218,781
         Total Media                                       $       994,590

         Retailing - 2.0 %
         Automotive Retail - 2.0 %
58,400   Pep Boys - Manny, Moe & Jack                      $       916,880
         Total Retailing                                   $       916,880

         Food, Beverage & Tobacco - 0.1 %
         Packaged Foods & Meats - 0.1 %
1,100    McCormick & Co, Inc.                              $         36,113
         Total Food, Beverage & Tobacco                    $         36,113

         Household & Personal Products - 1.3 %
         Personal Products - 1.3 %
13,200   Alberto-Culver Co. (Class B)                      $       602,844
         Total Household & Personal Products               $       602,844

         Health Care Equipment & Services - 10.1 %
         Health Care Distributors - 1.1 %
15,900   Owens & Minor, Inc.                               $       507,051
         Health Care Equipment - 8.3 %
17,285   Bio-Rad Laboratories, Inc. *                      $       990,603
10,050   Fisher Scientific International, Inc. *                   685,008
10,400   Mentor Corp.                                              447,616
30,300   Steris Corp.                                              750,531
27,630   Thermo Electron Corp. *                                   956,551
                                                           $    3,830,309
         Health Care Supplies - 0.7 %
3,502    Cooper Co., Inc.                                  $       183,750
2,300    Haemonetics Corp. *                                       119,140
                                                           $       302,890
         Total Health Care Equipment & Services            $    4,640,250

         Pharmaceuticals & Biotechnology - 6.3 %
         Biotechnology - 5.3 %
25,000   Human Genome Sciences, Inc. *                     $       313,000
2,900    Invitrogen Corp. *                                        205,697
28,469   PDL BioPharma, Inc. *                                     891,364
23,900   Vertex Pharmaceuticals, Inc. *                         1,033,436
                                                           $    2,443,497
         Pharmaceuticals - 1.0 %
19,700   Bristol-Myers Squibb Co.                          $       455,070
         Total Pharmaceuticals & Biotechnology             $    2,898,567

         Banks - 1.8 %
         Thrifts & Mortgage Finance - 1.8 %
39,200   Sovereign Bancorp, Inc.                           $       816,536
         Total Banks                                       $       816,536

         Insurance - 3.4 %
         Insurance Brokers - 0.5 %
5,200    Aon Corp. *                                       $       205,972
         Multi-Line Insurance - 2.9 %
16,300   Hartford Financial Services Group, Inc.           $    1,342,794
         Total Insurance                                   $    1,548,766

         Real Estate - 16.6 %
         Real Estate Management & Development - 1.8 %
20,116   Forest City Enterprises, Inc.                     $       814,899
         Real Estate Investment Trusts - 14.8 %
59,165   Equity Office Properties Trust                    $    1,860,739
28,748   General Growth Properties (b)                          1,448,612
13,000   Liberty Property Trust                                    582,140
23,100   Mack-Cali Realty Corp.                                 1,037,190
86,100   MeriStar Hospitality Corp. *                              887,691
26,493   Saul Centers, Inc.                                     1,027,663
                                                           $    6,844,035
         Total Real Estate                                 $    7,658,934

         Software & Services - 0.0 %
         Application Software - 0.0 %
1,400    Mentor Graphics Corp. *                           $         15,722
         Total Software & Services                         $         15,722

         Technology Hardware & Equipment - 1.3 %
         Electronic Equipment & Instruments - 0.6 %
4,900    Itron, Inc. *                                     $       291,354
         Electronic Manufacturing Services - 0.7 %
11,200   Park Electrochemical Corp.                        $       323,344
         Total Technology Hardware & Equipment             $       614,698

         Semiconductors - 0.5 %
         Semiconductor Equipment - 0.5 %
10,497   FEI Co. *                                         $       210,045
         Total Semiconductors                              $       210,045

         Utilities - 10.0 %
         Electric Utilities - 0.7 %
1,900    Edison International                              $         84,284
8,200    UniSource Energy Corp. Holding Co.                        249,362
                                                           $       333,646
         Gas Utilities - 6.7 %
36,885   Atmos Energy Corp.                                $       973,764
36,400   National Fuel Gas Co.                                  1,178,632
130,300  SEMCO Energy, Inc. *                                      729,680
9,200    Southern Union Co. *                                      226,504
                                                           $    3,108,580
         Indep Power Producer & Energy Traders - 2.1 %
22,300   NRG Energy, Inc. *                                $       964,475
         Multi-Utilities - 0.5 %
16,383   CMS Energy Corp *                                 $       230,673
         Total Utilities                                   $    4,637,374
         TOTAL COMMON STOCK                                $  44,224,531
         (Cost   $39,105,940)
Principal
Amount
         CORPORATE BONDS - 3.0 %
         Capital Goods - 0.9 %
         Industrial Machinery - 0.9 %
$400,000 Gardner Denver, Inc., 8.0%, 5/1/13 (144A)         $       420,000
         Total Capital Goods                               $       420,000

         Retailing - 1.1 %
         Distributors - 1.1 %
500,000  Wesco Distribution, Inc., 7.5%, 10/15/17 (144A)   $       510,000
         Total Retailing                                   $       510,000

         Technology Hardware & Equipment - 1.0 %
         Electronic Equipment & Instruments - 1.0 %
465,000  Itron, Inc., 7.75%, 5/15/12                       $       478,950
         Total Technology Hardware & Equipment             $       478,950
         TOTAL CORPORATE BONDS                             $    1,408,950
         (Cost   $1,397,727)
Shares
         TEMPORARY CASH INVESTMENTS - 3.4%
         Security Lending Collateral - 3.4%
1,553,060Securities Lending Investment Fund, 4.49%         $    1,553,060
         TOTAL TEMPORARY CASH INVESTMENTS                  $    1,553,060
         (Cost   $1,553,060)
         TOTAL INVESTMENT IN SECURITIES - 102.3%           $  47,186,541
         (Cost   $42,056,727) (a)
         OTHER ASSETS AND LIABILITIES - (2.3)%             $  (1,068,382)

         TOTAL NET ASSETS - 100.0%                         $  46,118,159

*        Non-income producing security

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At February 28, 2006, the value of these securities amounted to $930,000 or 2.0% of total net assets.

(a)      At February 28, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of  $42,065,827 was as follows:

         Aggregate gross unrealized gain for all investments in
         which there is an excess of value over tax cost   $    6,724,144

         Aggregate gross unrealized loss for all investments in
         which there is an excess of tax cost over value      (1,603,430)

         Net unrealized gain                               $    5,120,714

(b)      At February 28, 2006, the following securities were out on loan:

Shares                        Security                        Value
15,050   General Growth Properties                         $       758,370
8,650    United Industrial Corp.                                   446,859
         Total                                             $    1,205,229




ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Equity Opportunity Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date April 28, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date April 28, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date April 28, 2006

* Print the name and title of each signing officer under his or her signature.